Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Mar. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,548	$ 1,237
Accounts receivable, less allowances of $107 and $117, respectively	4,056	3,818
Inventories, net	4,314	4,194
Prepaid expenses and other current assets	513	455
Total current assets	10,431	9,704
Machinery and equipment	3,474	3,456
Demo equipment	1,499	1,311
Furniture and fixtures	249	225
Leasehold improvements	372	372
Property and equipment, at cost	5,594	5,364
Less—accumulated depreciation and amortization	4,672	4,302
Total property and equipment, net	922	1,062
Other assets, net	67	67
Total assets	11,420	10,833
Current liabilities:
Accounts payable	2,064	1,217
Accrued expenses	1,134	918
Accrued compensation	349	474
Deferred revenue	318	210
Capital lease obligations		22
Total current liabilities	3,865	2,841
Convertible debt—related party, net of discount	26,522	22,414
Deferred revenue, net of current portion	13	93
Total liabilities	30,400	25,348
Stockholders’ deficit:
Common stock, $0.01 par value Authorized—100,000 shares; issued —48,380 shares and 47,614 shares, respectively	484	476
Additional paid-in capital	103,245	102,629
Treasury stock at cost, 65 shares and 59 shares of common stock, respectively	(85)	(78)
Accumulated deficit	(122,624)	(117,542)
Total stockholders’ deficit	(18,980)	(14,515)
Total liabilities and stockholders’ deficit	$ 11,420	$ 10,833